STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

September 30, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Houghton R. Hallock, Jr.

Re:           BNY Mellon Funds Trust
(Registration Nos: 333-34844 and 811-9903)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 35 ("Amendment No. 35") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").  Amendment No. 35 is being filed in order to add a new series to the Fund – BNY Mellon International Equity Income Fund (the "New Series").

The New Series' investment objective is to seek total return (consisting of capital appreciation and income).  The New Series' investment objective is non-fundamental and may be changed by the Fund's board upon 60 days' prior notice to shareholders.  To pursue its goal, the New Series intends to invest at least 80% of its net assets in equity securities.  The New Series will focus on dividend-paying stocks of foreign companies, including those in emerging market countries.  The New Series may invest in the stocks of companies of any market capitalization.  The New Series' equity investments may include common stocks, preferred stocks, convertible securities, depositary receipts and real estate investment trust securities (REITs).  Although the New Series intends typically to invest in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

The New Series will offer Class M and Investor Shares, which will be subject to the same shareholder servicing fees as the Fund's existing series.  The New Series also will calculate its net asset value and offer substantially similar shareholder services as the Fund's existing series that invest primarily in equity securities.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 35 in order to file certain exhibits, including an amended administration agreement, revised investment advisory and distribution agreements, revised shareholder services and Rule 18f-3 plans, the opinion and consent of counsel and the consent of the Fund's independent public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6138 if you have any questions.

Very truly yours,

/s/ David Stephens
David Stephens

September 30, 2011

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Houghton R. Hallock, Jr.

Re:	BNY Mellon Funds Trust
(Registration Nos: 333-34844 and 811-9903)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of BNY Mellon International Equity Income Fund, acknowledges the following:

●	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

BNY MELLON FUNDS TRUST

By: /s/  Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President